First Quarter Report
May 31, 2023 (Unaudited)
Columbia Large Cap Enhanced Core Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 8.8%
Diversified Telecommunication Services 0.2%
AT&T, Inc.	55,252	869,114
Entertainment 0.9%
Activision Blizzard, Inc.(a)	9,727	780,106
Electronic Arts, Inc.	24,587	3,147,136
Total		3,927,242
Interactive Media & Services 7.1%
Alphabet, Inc., Class A(a)	164,730	20,240,375
Meta Platforms, Inc., Class A(a)	40,929	10,834,725
Total		31,075,100
Media 0.6%
Fox Corp., Class A	87,272	2,722,886
Total Communication Services		38,594,342
Consumer Discretionary 10.3%
Automobiles 1.1%
Tesla, Inc.(a)	22,888	4,667,550
Broadline Retail 2.5%
Amazon.com, Inc.(a)	92,844	11,195,129
Distributors 0.2%
Genuine Parts Co.	5,783	861,262
Hotels, Restaurants & Leisure 1.6%
Booking Holdings, Inc.(a)	1,683	4,222,260
MGM Resorts International	66,300	2,604,927
Total		6,827,187
Household Durables 1.9%
Lennar Corp., Class A	20,895	2,238,272
NVR, Inc.(a)	544	3,021,496
PulteGroup, Inc.	47,545	3,141,774
Total		8,401,542
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 3.0%
AutoZone, Inc.(a)	1,175	2,804,537
Home Depot, Inc. (The)	6,497	1,841,575
Lowe’s Companies, Inc.	18,262	3,673,036
O’Reilly Automotive, Inc.(a)	3,409	3,079,384
Ulta Beauty, Inc.(a)	4,392	1,799,973
Total		13,198,505
Total Consumer Discretionary		45,151,175
Consumer Staples 6.5%
Beverages 0.4%
Coca-Cola Co. (The)	13,217	788,526
PepsiCo, Inc.	5,841	1,065,106
Total		1,853,632
Consumer Staples Distribution & Retail 0.8%
Walmart, Inc.	23,091	3,391,375
Food Products 2.0%
Archer-Daniels-Midland Co.	40,063	2,830,451
Campbell Soup Co.	55,039	2,782,222
General Mills, Inc.	41,120	3,460,659
Total		9,073,332
Household Products 1.5%
Kimberly-Clark Corp.	12,208	1,639,290
Procter & Gamble Co. (The)	35,139	5,007,308
Total		6,646,598
Tobacco 1.8%
Altria Group, Inc.	79,091	3,513,222
Philip Morris International, Inc.	47,911	4,312,469
Total		7,825,691
Total Consumer Staples		28,790,628
2	Columbia Large Cap Enhanced Core Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.3%
Oil, Gas & Consumable Fuels 4.3%
Chevron Corp.	37,163	5,597,491
Exxon Mobil Corp.	79,071	8,079,475
Marathon Petroleum Corp.	24,595	2,580,261
Valero Energy Corp.	26,347	2,820,183
Total		19,077,410
Total Energy		19,077,410
Financials 12.2%
Banks 2.4%
Bank of America Corp.	37,176	1,033,121
Citigroup, Inc.	82,924	3,675,192
JPMorgan Chase & Co.	16,411	2,227,137
Regions Financial Corp.	90,580	1,564,316
Wells Fargo & Co.	56,352	2,243,373
Total		10,743,139
Capital Markets 3.1%
CME Group, Inc.	9,107	1,627,876
Invesco Ltd.	189,128	2,719,661
Morgan Stanley	47,470	3,881,147
MSCI, Inc.	4,975	2,340,887
State Street Corp.	45,995	3,128,580
Total		13,698,151
Consumer Finance 0.9%
Capital One Financial Corp.	9,401	979,678
Synchrony Financial	89,994	2,786,215
Total		3,765,893
Financial Services 3.7%
Berkshire Hathaway, Inc., Class B(a)	13,104	4,207,432
Fiserv, Inc.(a)	33,055	3,708,440
MasterCard, Inc., Class A	3,092	1,128,642
Visa, Inc., Class A	32,393	7,159,825
Total		16,204,339
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.1%
American International Group, Inc.	16,106	850,880
Aon PLC, Class A	3,409	1,050,961
Lincoln National Corp.	48,636	1,017,465
Marsh & McLennan Companies, Inc.	23,314	4,037,518
MetLife, Inc.	47,514	2,354,319
Total		9,311,143
Total Financials		53,722,665
Health Care 13.8%
Biotechnology 2.5%
AbbVie, Inc.	33,772	4,659,185
Amgen, Inc.	4,095	903,562
Gilead Sciences, Inc.	11,856	912,201
Regeneron Pharmaceuticals, Inc.(a)	2,376	1,747,690
Vertex Pharmaceuticals, Inc.(a)	8,919	2,885,921
Total		11,108,559
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	47,277	4,822,254
Hologic, Inc.(a)	35,005	2,761,544
Zimmer Biomet Holdings, Inc.	20,731	2,639,886
Total		10,223,684
Health Care Providers & Services 3.6%
Cardinal Health, Inc.	36,664	3,017,447
Centene Corp.(a)	41,433	2,585,833
Humana, Inc.	7,021	3,523,629
McKesson Corp.	8,306	3,246,317
UnitedHealth Group, Inc.	6,682	3,255,738
Total		15,628,964
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	16,472	1,905,316
IQVIA Holdings, Inc.(a)	4,183	823,675
Mettler-Toledo International, Inc.(a)	2,031	2,684,718
Total		5,413,709
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co.	62,466	4,025,309
Eli Lilly & Co.	5,824	2,501,175
Johnson & Johnson	23,064	3,576,304
Merck & Co., Inc.	7,807	861,971

Columbia Large Cap Enhanced Core Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pfizer, Inc.	138,183	5,253,717
Viatris, Inc.	235,778	2,157,369
Total		18,375,845
Total Health Care		60,750,761
Industrials 7.9%
Aerospace & Defense 1.5%
Lockheed Martin Corp.	8,371	3,716,808
Textron, Inc.	45,342	2,805,309
Total		6,522,117
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc.	24,811	2,736,902
Building Products 0.2%
Masco Corp.	17,100	826,272
Commercial Services & Supplies 0.8%
Cintas Corp.	7,535	3,557,575
Electrical Equipment 0.6%
Emerson Electric Co.	35,048	2,722,529
Ground Transportation 0.5%
CSX Corp.	78,305	2,401,614
Machinery 2.6%
Caterpillar, Inc.	19,035	3,916,451
Fortive Corp.	45,316	2,950,525
Illinois Tool Works, Inc.	5,300	1,159,269
Parker-Hannifin Corp.	10,187	3,264,322
Total		11,290,567
Passenger Airlines 0.2%
Southwest Airlines Co.	30,061	897,922
Professional Services 0.9%
Automatic Data Processing, Inc.	18,285	3,821,382
Total Industrials		34,776,880
Information Technology 28.6%
Communications Equipment 1.2%
Cisco Systems, Inc.	108,579	5,393,119
Semiconductors & Semiconductor Equipment 6.6%
Advanced Micro Devices, Inc.(a)	50,675	5,990,292
Applied Materials, Inc.	27,522	3,668,683
Broadcom, Inc.	1,641	1,325,862
Common Stocks (continued)
Issuer	Shares	Value ($)
Enphase Energy, Inc.(a)	10,073	1,751,493
Lam Research Corp.	7,073	4,361,919
NVIDIA Corp.	20,002	7,567,557
QUALCOMM, Inc.	37,888	4,296,878
Total		28,962,684
Software 12.3%
Adobe, Inc.(a)	13,216	5,521,513
Autodesk, Inc.(a)	16,461	3,282,159
Cadence Design Systems, Inc.(a)	17,107	3,950,177
Fortinet, Inc.(a)	48,040	3,282,573
Microsoft Corp.(b)	102,666	33,714,488
Synopsys, Inc.(a)	9,676	4,402,193
Total		54,153,103
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	204,699	36,282,898
NetApp, Inc.	14,181	940,909
Total		37,223,807
Total Information Technology		125,732,713
Materials 2.1%
Chemicals 1.5%
CF Industries Holdings, Inc.	40,949	2,518,773
LyondellBasell Industries NV, Class A	16,903	1,445,883
Mosaic Co. (The)	78,591	2,511,768
Total		6,476,424
Metals & Mining 0.6%
Nucor Corp.	21,113	2,788,183
Total Materials		9,264,607
Real Estate 2.7%
Hotel & Resort REITs 0.6%
Host Hotels & Resorts, Inc.	161,483	2,680,618
Retail REITs 0.7%
Simon Property Group, Inc.	26,267	2,761,975
Specialized REITs 1.4%
American Tower Corp.	6,191	1,141,868
Equinix, Inc.	3,174	2,366,376
SBA Communications Corp.	12,116	2,687,086
Total		6,195,330
Total Real Estate		11,637,923

4	Columbia Large Cap Enhanced Core Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.3%
Electric Utilities 2.3%
American Electric Power Co., Inc.	35,944	2,987,665
Entergy Corp.	23,433	2,301,121
Evergy, Inc.	34,581	2,000,511
Pinnacle West Capital Corp.	38,887	3,005,187
Total		10,294,484
Total Utilities		10,294,484
Total Common Stocks (Cost $312,904,689)		437,793,588

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(c),(d)	2,612,411	2,611,105
Total Money Market Funds (Cost $2,610,911)		2,611,105
Total Investments in Securities (Cost: $315,515,600)		440,404,693
Other Assets & Liabilities, Net		(299,994)
Net Assets		440,104,699

At May 31, 2023, securities and/or cash totaling $459,746 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	15	06/2023	USD	3,142,875	176,228	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	5,139,785	113,128,003	(115,656,827)	144	2,611,105	(1,997)	107,984	2,612,411
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Enhanced Core Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT173_02_N01_(07/23)